Vessel and Drilling Rigs (Drilling Rigs) (Details) (USD $) In Thousands			6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Cost of Rigs (Member)	Jun. 30, 2011 Accumulated Depreciation of Rigs (Member)	Jun. 30, 2011 Net Book Value of Rigs (Member)
Balance December 31, 2010	$ 2,969,074	$ 1,249,333	$ 1,441,630	$ (192,297)	$ 1,249,333
Additions Transfers From Rigs Under Construction			1,784,185	0	1,784,185
Drilling Rigs Disposal			(169)	70	(99)
Depreciation			0	(64,345)	(64,345)
Balance June 30, 2011	$ 2,969,074	$ 1,249,333	$ 3,225,646	$ (256,572)	$ 2,969,074